Note 3 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 480,648	$ 396,827	$ 331,037
Total revenue	480,648	396,827	331,037
Customer group 1 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	193,294	168,428	148,481
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	256,009	203,056	172,288
Singapore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	46,659	41,181	28,876
Nigeria [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	19,706	20,636	10,888
Russia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	16,984	34,976	20,288
Other locations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	141,290	96,978	98,696
Advertising [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	293,448	230,980	187,434
Search [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	186,273	162,168	140,162
Technology licensing and other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 927	$ 3,679	$ 3,441